Income Taxes - Schedule of Reconciliation of the Provision Computed at the Federal Statutory Rate to the Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax provision at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	(15.00%)	7.00%
Research and development credits	(1.00%)	1.00%
Change in valuation allowance	(5.00%)	(29.00%)
Effective income tax rate	0.00%	0.00%